Property and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Jul. 02, 2022
Property and equipment
Property and equipment, gross	$ 80,197	$ 51,052	$ 91,391
Less: accumulated depreciation	(29,515)	(17,258)	(36,662)
Property and equipment, net	50,682	33,794	54,729
Accumulated depreciation	14,899	8,062
Depreciation expense	13,017	8,997
Office furniture
Property and equipment
Property and equipment, gross	1,382	1,249	1,966
Computers
Property and equipment
Property and equipment, gross	1,856	1,217	2,260
Machinery, equipment and vehicles
Property and equipment
Property and equipment, gross	17,331	10,275	25,470
Land
Property and equipment
Property and equipment, gross	140		140
Building
Property and equipment
Property and equipment, gross	340		340
Leasehold improvements
Property and equipment
Property and equipment, gross	4,552	3,354	4,711
Software
Property and equipment
Property and equipment, gross	2,320	2,199	2,368
Assets Held under Capital Leases [Member]
Property and equipment
Property and equipment, gross	50,941	32,153
Construction in process
Property and equipment
Property and equipment, gross	$ 1,335	$ 605	$ 1,605